IMPAIRMENT AND REVERSAL OF NON-CURRENT ASSETS - Narrative (Details)					3 Months Ended					6 Months Ended		9 Months Ended		12 Months Ended
	Apr. 25, 2020	Jan. 24, 2020 USD ($) $ / ounce	Jan. 01, 2020	Sep. 17, 2019 shares	Dec. 31, 2020 USD ($)	Sep. 30, 2020 Rate	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($) Rate	Jun. 30, 2020 Rate	Jun. 30, 2019 USD ($) Rate	Sep. 30, 2020	Sep. 30, 2019 Rate	Dec. 31, 2020 USD ($) $ / ounce Rate	Dec. 31, 2019 USD ($) $ / ounce	Jul. 19, 2019 shares	May 21, 2019 USD ($) Rate shares	Sep. 28, 2018 Rate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Proportion of ownership interest in subsidiary														100.00%
Proportion of ownership interests held by non-controlling interests			16.00%
Impairment (reversals) charges														$ (269,000,000)	$ (1,423,000,000)
Non-current assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges														(269,000,000)	(1,423,000,000)
Bulyanhulu [Member] | Individual assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount							$ 1,237,000,000
Reversal of impairment loss							663,000,000
North Mara [Member] | Individual assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount							967,000,000
Reversal of impairment loss							46,000,000
Pascua-Lama | Individual assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount								$ 398,000,000							398,000,000
Lumwana | Individual assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Weighted average cost of capital, significant unobservable inputs, assets									10.40%
Impairment (reversals) charges									$ (947,000,000)					$ 0	(947,000,000)
Fair Value Less Cost of Disposal									$ 1,400,000,000
Nevada Gold Mines [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Proportion of ownership interest in subsidiary														61.50%
Nevada Gold Mines [Member] | Individual assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges															60,000,000
Acacia Mining PLC
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount																	$ 787,000,000
Proportion of ownership interests held by non-controlling interests | Rate													36.10%
Estimated Mineral Price For Measurement Of Fair Value Less Costs Of Disposal											1,250
Share for share exchange | shares																0.168	0.153
Percent of ownership request for consideration | Rate																	100.00%
Percent share in economic benefit | Rate											50.00%
Pueblo Viejo | Individual assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges														$ 5,000,000	(865,000,000)
Risk Premium used for adjustment due to non-financial risk					2.00%									2.00%
Porgera
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount					$ 297,000,000									$ 297,000,000
Tanzanian Mines [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Proportion of ownership interests held by non-controlling interests			16.00%
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity							238,000,000
Impairment (reversals) charges														304,000,000
Loss (gain) on assignment of shareholder loans							$ 167,000,000
Tanzanian Mines [Member] | Individual assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges														$ (304,000,000)	0
Loulo Gounkoto
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Proportion of ownership interest in subsidiary														80.00%
Proportion of ownership interests held by non-controlling interests														20.00%
Lumwana
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase in royalty rate | Rate																		1.50%
Royalty on copper production | Rate																		10.00%
Duty on export | Rate																		5.00%
Lumwana | Copper
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Estimated change in mineral price (gold, in dollars per ounce; copper, in dollars per pound) | Rate						3.00			3.00	2.85
Pascua-Lama | Individual assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges															$ 296,000,000
Acacia Mining PLC
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Proportion of ownership interest in subsidiary					100.00%			100.00%				63.90%		84.00%
Proportion of ownership interests held by non-controlling interests				36.10%
Share for share exchange | shares				0.168
Pueblo Viejo
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Proportion of ownership interest in subsidiary														60.00%
Proportion of ownership interests held by non-controlling interests														40.00%
Porgera
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Proportion of ownership interest in subsidiary	47.50%
Minimum | Tanzanian Mines [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
NAV multiple		$ 1.1
Weighted average cost of capital, significant unobservable inputs, assets		5.40%
Maximum | Tanzanian Mines [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
NAV multiple		$ 1.3
Weighted average cost of capital, significant unobservable inputs, assets		6.20%
Long-term [Member] | Tanzanian Mines [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Estimated Mineral Price For Measurement Of Fair Value Less Costs Of Disposal | $ / ounce		1,300
Long-term [Member] | Gold[member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Estimated Mineral Price For Measurement Of Fair Value Less Costs Of Disposal | $ / ounce														1,400	1,300
Short-term [Member] | Tanzanian Mines [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Estimated Mineral Price For Measurement Of Fair Value Less Costs Of Disposal | $ / ounce		1,350
Short-term [Member] | Gold[member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Estimated Mineral Price For Measurement Of Fair Value Less Costs Of Disposal | $ / ounce														1,700	1,350
$100 Decrease in Gold Price | Gold[member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Estimated change in mineral price (gold, in dollars per ounce; copper, in dollars per pound) | $ / ounce														100
$100 Decrease in Gold Price | Loulo Gounkoto | Gold[member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Estimated Fair Value of Asset Impairment					$ 493,000,000									$ 493,000,000
$100 Decrease in Gold Price | Veladero [Member] | Gold[member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Estimated Fair Value of Asset Impairment					207,000,000									$ 207,000,000
Increase/decrease in gold/copper price [Member] | Gold[member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Estimated change in mineral price (gold, in dollars per ounce; copper, in dollars per pound) | $ / ounce														100
Cash-generating units | Veladero [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount					779,000,000									$ 779,000,000
Cash-generating units | Loulo Gounkoto
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount					4,187,000,000									4,187,000,000
One percent increase in WACC [Member] | Veladero [Member] | Gold[member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Estimated Fair Value of Asset Impairment					$ 134,000,000									$ 134,000,000
One percent increase/decrease in WACC [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Weighted average cost of capital, significant unobservable inputs, assets | Rate														1.00%
One percent decrease in WACC [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Weighted average cost of capital, significant unobservable inputs, assets | Rate														1.00%
Minimum | Acacia Mining PLC
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
NAV multiple											$ 1.0
Weighted average cost of capital, significant unobservable inputs, assets | Rate											6.50%
Maximum | Acacia Mining PLC
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
NAV multiple											$ 1.1
Weighted average cost of capital, significant unobservable inputs, assets | Rate											6.90%